FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2015
FAIR VALUE MEASUREMENTS [Abstract]
Schedule of Financial Assets and Liabilities Measured at Fair Value
	December 31, 2015
	U.S. dollars in thousands
	Level 1	Level 2
Cash and cash equivalents - cash deposits	$21,987
Marketable securities - debt securities	37,369
Derivatives:
Forward contracts and currency options (current liabilities) designated as hedging instruments		$(42)
Currency options (current liabilities)		(3)
Forward contracts and currency options (current assets) designated as hedging instruments		417
Currency options (current assets)		6
	$59,356	$378

	December 31, 2014
	U.S. dollars in thousands
	Level 1	Level 2

Cash and cash equivalents - cash deposits	$10,315
Marketable securities - debt securities	37,230
Derivatives:
Interest rate swap (liabilities)		$(19)
Forward contracts and currency options (current liabilities) designated as hedging instruments		(39)
Currency options (current liabilities)		(159)
Forward contracts and currency options (current assets) designated as hedging instruments		807
Currency options (current assets)		98
	$47,545	$688